Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding
The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2019 and 2020. The fair values of derivatives are presented on a gross basis
;
 derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2019	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,052,267	—	5,786	—	5,610
Foreign exchange contracts	166,383	—	1,959	—	1,758
Equity-related contracts	5,181	—	125	—	142
Credit-related contracts	2,939	—	18	—	17
Other contracts	438	—	16	—	14

Total	1,227,208	—	7,904	—	7,541

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2020	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,123,546	—	7,232	—	6,788
Foreign exchange contracts	185,359	—	2,926	—	2,899
Equity-related contracts	6,684	—	310	—	266
Credit-related contracts	4,676	—	30	—	29
Other contracts	400	—	38	—	39

Total	1,320,665	—	10,536	—	10,021

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.

(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2019 and 2020:

	2019		2020
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,266	12	1,400	(5)
Non-investment grade	199	3	416	—

Total	1,465	15	1,816	(5)

Credit protection purchased	1,628	(14)	3,028	6

Note:	The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2019 and 2020:

	Maximum payout/Notional amount
	2019	2020
	(in billions of yen)
One year or less	326	270
After one year through five years	1,057	1,368
After five years	82	178

Total	1,465	1,816

Note:	The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2019 and 2020:

	2019	2020
	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	511	888
Collateral provided to counterparties in the normal course of business	489	818
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	22	70

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2018, 2019 and 2020:

	Gains (losses) recorded in income
	2018	2019	2020
	(in millions of yen)
Interest rate contracts	(63,260)	127,242	388,289
Foreign exchange contracts	61,046	6,748	(111,920)
Equity-related contracts (1)	(94,607)	37,875	217,744
Credit-related contracts (2)	(2,830)	(467)	8,046
Other contracts	6,330	(1,455)	(21,143)

Total	(93,321)	169,943	481,016

Notes:
(1)	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.

(2)	Amounts include the net gains (losses) of ¥(754
)
 million, ¥(736
)
million and ¥2,838 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2018, 2019 and 2020, respectively.

Fair Value Hedging | Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses information related to fair value hedges for the fiscal year ended March 31, 2018:

	Gains (losses) recorded in income
2018	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(23,832)	19,631	—	(4,201)

Total	(23,832)	19,631	—	(4,201)

Net Investment Hedging | Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2018, 2019 and 2020:

	Gains (losses) recorded in other comprehensive income (“OCI”)
	2018	2019	2020

	(in millions of yen)
Financial instruments hedging foreign exchange risk	60	7,512	418

Total	60	7,512	418

Note:	Related to the net investment hedges, gains (losses) of ¥186 million and ¥(1,336) million were reclassified from Accumulated other comprehensive income to earnings for the fiscal years ended March 31, 2019 and 2020, respectively. No amount related to the net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the fiscal year ended March 31, 2018.